INCOME TAX (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Income from continuing operations before provision for income taxes
Russia	55,424	77,502	71,626
Other jurisdictions	13,316	19,186	11,216
Income from continuing operations before provision for income taxes	68,740	96,688	82,842
Current income tax expense
Russia	5,764	7,557	13,790
Other jurisdictions	4,043	2,405	2,304
Total current income tax expense	9,807	9,962	16,094
Deferred income tax expense
Russia	8,330	8,487	2,312
Other jurisdictions	(1,790)	1,184	978
Total deferred income tax expense	6,540	9,671	3,290
Total provision for income taxes	16,347.0	19,633.0	19,384.0
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%	20.00%	20.00%	20.00%
MTS OJSC
Deferred income tax expense
Total provision for income taxes		83.0
Russia
Statutory income tax rates
Statutory income tax rates (as a percent)				20.00%
Armenia
Statutory income tax rates
Statutory income tax rates (as a percent)				20.00%
Turkmenistan
Statutory income tax rates
Statutory income tax rates (as a percent)				8.00%
Ukraine
Statutory income tax rates
Statutory income tax rates (as a percent)	18.00%	19.00%	21.00%